Related Party Arrangements - Narrative - Other Operating Expense Reimbursements (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) qtr	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) qtr	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Operating expenses limitation as a percentage of average invested assets					2.00%
Operating expenses limitation as a percentage of net income					25.00%
Operating expenses	$ 55,949,623	$ 51,421,344	$ 111,075,505	$ 100,806,464	$ 219,063,576	$ 197,021,999	$ 181,692,988
Other Operating Expense Reimbursement [Member]
Related Party Transaction [Line Items]
General and administrative expenses					$ 6,795,365	5,456,273	4,848,801
Advisor [Member] | Other Operating Expense Reimbursement [Member]
Related Party Transaction [Line Items]
Operating expense limitation, number of rolling quarters | qtr			4		4
Operating expenses limitation as a percentage of average invested assets			2.00%		2.00%
Operating expenses limitation as a percentage of net income			25.00%		25.00%
Average invested assets, calculation period			12 months		12 months
Advisor and its Affiliates [Member] | Other Operating Expense Reimbursement [Member]
Related Party Transaction [Line Items]
Operating expenses					$ 1,175,061	1,449,733	1,231,329
Overhead expenses					$ 790,466	$ 974,471	$ 919,868